Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 21, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Jun. 29, 2021	Jan. 01, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Non-affiliates exceeds		$ 700,000,000		$ 700,000,000
Gross revenue		1,070,000,000.00		1,070,000,000.00
Non-convertible debt		1,000,000,000		1,000,000,000
Letter of credit issued						$ 515,000
Current asset		(100,000)		(100,000)		100,000
Non current asset		415,000		415,000		415,000
Current liabilities		3,074,940		3,074,940
Non-current liabilities						2,624,824
Non-current deposits		1,610,740		1,610,740
Customer cancelled contracts		130,000		130,000		365,000
Cost of revenue				48,400		367,622
Customer refunds								$ 1,500,000
Deferred fulfillment				2,950,000		4,650,000
Prepaid launch costs						4,650,000
Prior payments	$ 8,700,000
Current prepaid launch costs		8,700,000		8,700,000
Advertising expenses		0	$ 572	3,548	$ 37,353	92,861	124,250
Offering costs		4,332,577		4,332,577
Accrued expenses, accounts payable, and loan payable		1,870,053		1,870,053
Offering costs						2,104,241
Accrued expenses						505,783
Capitalized implementation costs		26,149		26,149
Operating lease ROU assets										$ 545,707
Operating lease liabilities		8,777,110		8,777,110		326,158				$ 555,916
Customer deposits						2,624,824
Contract loss contingencies						183,811
Deferred fulfillment and prepaid launch costs						$ 1,500,000	$ 3,535,550
Prepaid launch costs, description						Of the $1,500,000 prepaid launch costs expensed, approximately $184,000 was recorded as cost of revenue and approximately $1,316,000 was recorded as research and development expenses for the year ended December 31, 2020.
Loss contract contingencies						$ 183,811
Reserve for future launches						$ 183,811
Deferred offering costs, description						During the year ended December 31, 2020 the Company incurred offering costs of $2,610,024. As of December 31, 2020, the Company has recorded $2,610,024 of offering costs as a current asset. As of December 31, 2020, $2,104,214 of the offering costs have been paid and $505,783 have been recorded in accrued expenses.
Deferred Offering Costs [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non current asset		$ 6,202,630		6,202,630		$ 2,610,024
Stable Road Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs						10,924,857
Charged to stockholders’ equity						10,067,168
Warrants expenses						857,689
Federal depository insurance coverage				$ 250,000		$ 250,000
Share price (in Dollars per share)		$ 11.69		$ 15.39
National Security Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted expenditures		$ 1,000,000		$ 1,000,000
Merger Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted amendment									$ 300,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrant affiliate (in Shares)						5,000,000
Class A Common Stock [Member] | Stable Road Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemptions (in Shares)		11,395,368		11,395,368		11,126,916	15,425,532
Placement units to purchase (in Shares)				8,897,500		8,897,500